Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 238,701,373.61
Previously Paid Amount	0.00
Total Fee Amount	32,964.66
Total Offset Amount	0.00
Net Fee	$ 32,964.66
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A